Share-Based Awards	12 Months Ended
Dec. 31, 2025
Share-Based Awards [Abstract]
Share-based awards
9.	Share-based awards

Compensation expense recognized for share-based awards was as follow:

Share-based compensation expenses	Years ended December 31,
(In thousands)	2023	2024	2025
—Restricted Shares (a)	1,998	932	913
—Share options(b)	1,316	309	130
Total	3,314	1,241	1,043

(a)	Restricted Shares

As described in note 9(b), in July 2019, the shareholders and board of directors of the Company approved the 2019 Share Incentive Plan (“the 2019 Plan”).

On January 1, 2023 and May 31, 2023, the Company granted 1,125,170 and 5,530,000 restricted share units respectively to its employees, directors, and other consultants, pursuant to the 2019 Plan.

On May 31, 2024, the Company granted 2,950,000 restricted share units to its employees and directors, pursuant to the 2019 Plan.

On January 31, 2025, and May 31, 2025, the Company granted 807,460 and 3,950,000 restricted share units respectively to its employees, directors, and other consultants, pursuant to the 2019 Plan.

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

A summary of the Restricted Shares activity for the years ended December 31, 2023, 2024 and 2025 is presented below:

(Number of shares)	Number of Restricted Shares
Outstanding as of January 1, 2023	7,970,930
Granted	6,655,170
Forfeited	(1,000,000)
Vested	(5,629,400)
Outstanding as of December 31, 2023	7,996,700
Granted	2,950,000
Forfeited	(2,250)
Vested	(3,485,890)
Outstanding as of December 31, 2024	7,458,560
Granted	4,757,460
Forfeited	(2,000,000)
Vested	(2,601,070)
Outstanding as of December 31, 2025	7,614,950

(b)	Share options

In December 2018, the Company adopted a share incentive plan, which is referred to as the 2018 Stock Option Scheme (“the 2018 Plan”). The purpose of the plan is to attract and retain the best available personnel by linking the personal interests of the members of the board, employees, and consultants to the success of the Company’s business and by providing such individuals with an incentive to reward their performance. Under the 2018 Plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted is 55,980,360 shares.

In July 2019, the Group adopted the Amended and Restated 2018 Stock Option Scheme (“Revised 2018 Plan”), which amends the previously adopted 2018 Stock Option Scheme, pursuant to which the Group may grant awards to directors, officers and employees. The maximum aggregate number of ordinary shares that may be issued under Revised 2018 Plan was 40,147,720 ordinary shares.

In July 2019, the shareholders and board of directors of the Company also approved the 2019 Plan. Under the 2019 Plan, which will be increased by a number equal to 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year on the first day of each fiscal year, commencing with the fiscal year ended December 31, 2020, if determined and approved by the board of directors for the relevant fiscal year.

In January 2025, the Company proposed to extend the option period of all options that were vested but unexercised and expired as of December 31, 2025, granted under the 2018 Plan held by employees of the Company for another six years.

These options were granted with exercise prices denominated in US$. The grantees can exercise vested options after the commencement date of exercise and before the end of its contractual term (i.e., 6 years after the commencement date of exercise).

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized by graded vesting method.

A summary of the changes in the share options granted by the Company during the years ended December 31, 2023, 2024 and 2025 is as follows:

	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2023	18,004,940	$0.53	$45,040,329
Forfeited	(885,560)	$0.56	$(2,409,012)
Exercised	(97,200)	$0.50	$(302,604)
Outstanding as of December 31, 2023	17,022,180	$0.53	$42,328,713
Exercisable as of December 31, 2023	14,301,480	$0.54	$38,503,322
Forfeited	(168,120)	$0.50	$(526,049)
Outstanding as of December 31, 2024	16,854,060	$0.53	$41,802,664
Exercisable as of December 31, 2024	16,373,570	$0.53	$41,679,308
Forfeited	(197,500)	$0.50	$(296,173)
Outstanding as of December 31, 2025	16,656,560	$0.53	$41,506,491
Exercisable as of December 31, 2025	16,516,560	$0.53	$41,475,803

As of December 31, 2025, the unrecognized share-based compensation expenses related to share options and restricted share units granted by Company were US$6 thousand and US$599 thousand respectively.